Exhibit 99.1

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-18	30/360 Days	30	Collection Period Start	1-Nov-18
Distribution Date	17-Dec-18	Actual/360 Days	32	Collection Period End	30-Nov-18
				Prior Month Settlement Date	15-Nov-18
				Current Month Settlement Date	17-Dec-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	149,356,714.52	137,442,782.11	0.094159
Yield Supplement Overcollaterization		47,683,620.22	1,678,698.98	1,480,101.69
Total Adjusted Portfolio		1,459,682,160.59	147,678,015.54	135,962,680.42
Total Adjusted Securities		1,459,180,628.33	147,678,015.54	135,962,680.42	0.093177
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.05000%	546,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.50000%	127,800,000.00	89,297,387.21	77,582,052.09	0.607058
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	11,715,335.12	111,621.73	91.6692889	0.8734095
Certificates	0.00	0.00	—	—

Total Securities	11,715,335.12	111,621.73

I. COLLECTIONS

Interest:
Interest Collections				367,678.71
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				367,678.71
Principal:
Principal Collections				11,789,036.41
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				11,789,036.41
Recoveries of Defaulted Receivables				169,532.26
Servicer Advances				0.00

Total Collections				12,326,247.38

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			24,189	147,678,015.54
Total Principal Payment				11,715,335.12

			23,444	135,962,680.42

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	12,326,247.38
Reserve Account Draw	0.00
Total Available for Distribution	12,326,247.38
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	124,463.93
Servicing Fee Paid	124,463.93
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,621.73
Class A-4 Notes Monthly Interest Paid	111,621.73
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		111,621.73
Total Note Monthly Interest Paid		111,621.73
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		12,090,161.72
4. Total Monthly Principal Paid on the Notes		11,715,335.12
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		11,715,335.12
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		374,826.60
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		374,826.60

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40
Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.92%
Weighted Average Remaining Maturity		18.79

	Amount	Number
Principal on Defaulted Receivables	124,896.00	18
Principal Recoveries of Defaulted Receivables	169,532.26

Monthly Net Loss	(44,636.26)
Pool Balance at Beginning of Collection Period	149,356,714.52
Net Loss Ratio for Third Preceding Collection Period	-0.12%
Net Loss Ratio for Second Preceding Collection Period	-0.17%
Net Loss Ratio for Preceding Collection Period	0.52%
Net Loss Ratio for Current Collection Period	-0.36%
Four-Month Average Net Loss Ratio	-0.03%
Cumulative Net Losses for all Periods	9,090,865.54

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,622,673.07	183	1.18%
61-90 Days Delinquent	408,568.62	51	0.30%
91-120 Days Delinquent	28,141.27	10	0.02%
More than 120 Days	0.00	0	0.00%

Total Delinquent Receivables:	2,059,382.96	244	1.50%
61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.23%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.35%	0.31%
Delinquency Ratio for Preceding Collection Period	0.29%	0.26%
Delinquency Ratio for Current Collection Period	0.32%	0.26%
Four-Month Average Delinquency Ratio	0.30%	0.26%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO